UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Family Office LLC
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Address:      40 West 57th Street, 24th Floor
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              New York, NY 10019
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              Form 13F File Number:  028-14660
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald Kerner
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Title:        General Counsel
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Phone:        412-830-6500
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Signature, Place, and Date of Signing:

 /s/ Gerald Kerner                New York, NY                05/14/12
----------------------           -------------------           ----------
 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              35
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Form 13F Information Table Value Total:            $ 2,223,510  (thousands)
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List of Other Included Managers:                     NONE


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Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

Abbott Laboratories         COM               002824100      25,466    415,500 SH       DEFINED             415,500
Altria Group Inc.           COM               02209S103     106,217  3,440,800 SH       DEFINED           3,440,800
American Express Co         COM               025816109      26,037    450,000 SH       DEFINED             450,000
Amgen Inc.                  COM               031162100      30,056    442,200 SH       DEFINED             442,200
Biogen Idec Inc.            COM               09062X103      25,414    201,700 SH       DEFINED             201,700
Broadcom Corp               CL A              111320107      39,300  1,000,000 SH       DEFINED           1,000,000
Carter's Inc.               COM               146229109      28,419    571,000 SH       DEFINED             571,000
Celgene Corp                COM               151020104      47,070    607,200 SH       DEFINED             607,200
Cheniere Energy Inc.        COM               16411R208      24,929  1,664,122 SH       DEFINED           1,664,122
Chipotle Mexican Grill Inc. COM               169656105      89,452    214,000 SH       DEFINED             214,000
Dunkin Brands Group Inc.    COM               265504100         602     20,000 SH       DEFINED              20,000
Elan Corp                   ADR               284131208      60,135  4,006,300 SH       DEFINED           4,006,300
Google Inc.                 CL A              38259P508      50,466     78,700 SH       DEFINED              78,700
Halliburton Co              COM               406216101         896     27,000 SH       DEFINED              27,000
Home Depot Inc.             COM               437076102      38,336    762,000 SH       DEFINED             762,000
Hospira Inc.                COM               441060100      20,228    541,000 SH       DEFINED             541,000
Incyte Corp                 COM               45337C102      19,300  1,000,000 SH       DEFINED           1,000,000
Intermune Inc.              COM               45884X103       8,362    570,000 SH       DEFINED             570,000
Jacobs Engr Group Inc.      COM               469814107      26,622    600,000 SH       DEFINED             600,000
Kraft Foods Inc.            CL A              50075N104      49,983  1,315,000 SH       DEFINED           1,315,000
Limited Brands, Inc.        COM               532716107      25,848    538,500 SH       DEFINED             538,500
McDonald's Corp             COM               580135101      80,442    820,000 SH       DEFINED             820,000
Merck & Co.                 COM               58933Y105      51,763  1,348,000 SH       DEFINED           1,348,000
Nike, Inc.                  CL B              654106103      56,953    525,200 SH       DEFINED             525,200
Pfizer Inc.                 COM               717081103      53,024  2,340,000 SH       DEFINED           2,340,000
Qualcomm Inc.               COM               747525103      52,270    768,000 SH       DEFINED             768,000
SPDR Gold Trust             GOLD SHS          78463V907     859,236  5,300,000 SH  CALL DEFINED           5,300,000
Starbucks Corp              COM               855244109      67,906  1,215,000 SH       DEFINED           1,215,000
State Bank Fin'l Corp.      COM               856190103       8,083    461,600 SH       DEFINED             461,600
SunTrust Banks Inc.         COM               867914103      26,394  1,092,000 SH       DEFINED           1,092,000
Tesoro Corp                 COM               881609101      18,538    690,700 SH       DEFINED             690,700
Valero Energy Corp          COM               91913Y100      23,116    897,000 SH       DEFINED             897,000
Wells Fargo & Co            COM               949746101      49,844  1,460,000 SH       DEFINED           1,460,000
Westport Innovations Inc.   COM               960908309      15,883    388,138 SH       DEFINED             388,138
Yum! Brands Inc.            COM               988498101     116,920  1,642,600 SH       DEFINED           1,642,600

Grand Total                                               2,223,510


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